Expense Example {- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-14 - Fidelity® Stock Selector Large Cap Value Fund	Apr. 01, 2021 USD ($)
Fidelity Stock Selector Large Cap Value Fund-Class A
Expense Example:
1 year	$ 666
3 years	860
5 years	1,070
10 years	1,674
Fidelity Stock Selector Large Cap Value Fund-Class M
Expense Example:
1 year	472
3 years	730
5 years	1,007
10 years	1,797
Fidelity Stock Selector Large Cap Value Fund-Class C
Expense Example:
1 year	279
3 years	554
5 years	954
10 years	2,073
Fidelity Stock Selector Large Cap Value Fund - Class I
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	847
Fidelity Stock Selector Large Cap Value Fund-Class Z
Expense Example:
1 year	53
3 years	167
5 years	291
10 years	$ 653